                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chesley, Taft & Associates, LLC
Address:   10 South LaSalle Street, Suite 3250
           Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Faris F. Chesley
Title:   Manager
Phone:   312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley                 Chicago, Illinois       February 6, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:         170
Form 13F Information Table Value Total:      415457
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                           FORM 13F INFORMATION TABLE

FORM 13F

     31-Dec-07

                                                                                           Voting Authority
                                Title                                                     ------------------
                                  of                Value    Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                  class    CUSIP    (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared    None
------------------------------  -----  ---------  --------  --------  ---  ----  -------  --------  --------  ------  --------
3M Company                      COM    88579y101     5544      65746  SH         Sole                  59840              5876
AON Corp                        COM    037389103      135       2840  SH         Sole                   2040               800
AT&T Inc. - (New)               COM    00206R102     1659      39929  SH         Sole                  24575             15354
Abbott Labs                     COM    002824100     1289      22958  SH         Sole                  15288              7670
Accenture, Ltd.                 COM    G1150G111     2052      56945  SH         Sole                  53720              3225
Adobe Systems Inc.              COM    00724F101     2535      59328  SH         Sole                  56225              3053
Air Products & Chemicals, Inc.  COM    009158106     2364      23970  SH         Sole                  23700               250
Altera Corp                     COM    021441100      388      20078  SH         Sole                  20078
Altria Group Inc.               COM    02209s103      558       7381  SH         Sole                   7081               300
American Express                COM    025816109      552      10611  SH         Sole                  10011               600
American International Group    COM    026874107     1355      23243  SH         Sole                  20133              3110
Amgen, Inc.                     COM    031162100      244       5250  SH         Sole                   5235                15
Amphenol Corporation            COM    032095101    13366     288249  SH         Sole                 105850            182399
Anadarko Petroleum              COM    032511107      448       6824  SH         Sole                    924              5900
Apache Corp                     COM    037411105     1382      12850  SH         Sole                  11950               900
Apple, Inc.                     COM    037833100     6218      31390  SH         Sole                  28860              2500
Archer Daniels Midland          COM    039483102     8668     186700  SH         Sole                  70330            116300
Autodesk, Inc.                  COM    052769106     3267      65652  SH         Sole                  65052               600
Automatic Data Processing       COM    053015103     5483     123130  SH         Sole                  26330             96750
BP PLC ADR United Kingdom       COM    055622104     4062      55517  SH         Sole                  22446             33071
Bank of America Corporation     COM    060505104     3023      73263  SH         Sole                  39821             33407
Bank of Hawaii Corporation      COM    062540109      380       7424  SH         Sole                                     7424
Becton Dickinson & Company      COM    075887109      326       3900  SH         Sole                   3900
Bed Bath & Beyond, Inc.         COM    075896100      744      25300  SH         Sole                  22575              2725
Bristol Meyers Squibb Co        COM    110122108      920      34700  SH         Sole                  23610             11090
Caterpillar Inc.                COM    149123101      319       4400  SH         Sole                   3200              1200
Chevron Corp                    COM    166764100     5615      60168  SH         Sole                  36246             23922
Cisco Systems                   COM    17275R102     8374     309348  SH         Sole                 136223            173025
Citigroup Inc.                  COM    172967101      628      21334  SH         Sole                  19000              2334
Coca-Cola Co                    COM    191216100     1373      22380  SH         Sole                  12970              9410
Cognizant Technology Solutions  COM    192446102     4462     131470  SH         Sole                 115860             15550
Cognos, Inc.                    COM    19244c109     1563      27150  SH         Sole                  24050              3100
Colgate Palmolive Company       COM    194162103      408       5230  SH         Sole                   5105               125
ConocoPhillips                  COM    20825c104      222       2510  SH         Sole                   1010              1500
Consolidated-Tomoka Land Co.    COM    210226106      298       4759  SH         Sole                                     4759
Costco Wholesale Corp.          COM    22160K105      209       3000  SH         Sole                                     3000
Covance, Inc.                   COM    222816100     8130      93855  SH         Sole                  33895             59930
Crane Co.                       COM    224399105      869      20250  SH         Sole                  20250
Danaher Corp                    COM    235851102     8768      99935  SH         Sole                  40955             58950
Deere & Company                 COM    244199105      261       2800  SH         Sole                   2400               400
Devon Energy Corporation        COM    25179m103     5969      67130  SH         Sole                  13270             53860
Dominion Resources              COM    25746U109      262       5520  SH         Sole                   3100              2420
Dow Chemical Corporation        COM    260543103      242       6138  SH         Sole                   3138              3000
Duke Energy Corp                COM    26441C105      225      11170  SH         Sole                  10170              1000
E I DuPont De Nemours & Co      COM    263534109     3112      70573  SH         Sole                  69873               650
EMC Corporation                 COM    268648102      562      30350  SH         Sole                  22850              7500
Ecolab Inc.                     COM    278865100     9934     193980  SH         Sole                  78230            115700
Eli Lilly & Co.                 COM    532457108      205       3848  SH         Sole                   1400              2448
Emerson Electric                COM    291011104     1515      26740  SH         Sole                  23940              2800
Express Scripts Inc Cl A        COM    302182100    16388     224494  SH         Sole                  91884            132560
Exxon Mobil Corp                COM    30231g102    14190     151455  SH         Sole                  50158            101297
FPL Group Inc.                  COM    302571104      380       5600  SH         Sole                   3000              2600
FedEx Corp                      COM    31428x106     1172      13140  SH         Sole                  11715              1405
Fiserv Inc.                     COM    337738108      341       6137  SH         Sole                   6137
Genentech Inc.                  COM    368710406      953      14215  SH         Sole                  11240              2950
General Electric Co.            COM    369604103    12544     338378  SH         Sole                 169651            168727
General Mills Inc.              COM    370334104      595      10442  SH         Sole                  10442
Genzyme Corp General            COM    372917104      528       7090  SH         Sole                   5440              1650
Goldman Sachs Group, Inc.       COM    38141G104     4814      22385  SH         Sole                  20550              1825
Grainger WW Inc                 COM    384802104      324       3700  SH         Sole                   2000              1700
Harley Davidson Inc.            COM    412822108      252       5400  SH         Sole                   3000              2400
Hess Corporation                COM    42809H107      572       5676  SH         Sole                   5676
Hewlett-Packard Company         COM    428236103     7039     139449  SH         Sole                  11349            128100
Home Depot Inc.                 COM    437076102      431      16000  SH         Sole                  15525               475
Honeywell International         COM    438516106     5623      91330  SH         Sole                   3100             88230
Hormel Foods Corp               COM    440452100      283       7000  SH         Sole                                     7000
Illinois Tool Works, Inc.       COM    452308109     3885      72557  SH         Sole                  66907              5600
Intel Corporation               COM    458140100      624      23408  SH         Sole                  18708              4700
International Business Machine  COM    459200101     1010       9340  SH         Sole                   6828              2512
Intuit Inc.                     COM    461202103      209       6600  SH         Sole                   6600
Intuititve Surgical, Inc.       COM    46120e602     2111       6535  SH         Sole                    785              5750
JPMorgan Chase & Co.            COM    46625h100     1957      44839  SH         Sole                  31027             13762
Jacobs Engineering              COM    469814107     6485      67827  SH         Sole                  64777              3050
Johnson & Johnson               COM    478160104    11106     166510  SH         Sole                  91421             75059
Johnson Controls, Inc.          COM    478366107     4001     111009  SH         Sole                  98649             12360
Kimberly Clark Corporation      COM    494368103      610       8800  SH         Sole                   5900              2900
Kraft Foods Inc                 COM    50075n104      238       7306  SH         Sole                   7099               207
L-3 Communications Holdings, I  COM    502424104     1226      11570  SH         Sole                  10870               700
Linear Technology Corp          COM    535678106      314       9880  SH         Sole                   9880
Lowes Companies Inc.            COM    548661107      977      43200  SH         Sole                  37350              5850
McDonalds Corporation           COM    580135101     1521      25827  SH         Sole                  25154               673
Medtronic Inc.                  COM    585055106     2307      45900  SH         Sole                  41150              4700
Merck & Co., Inc.               COM    589331107      925      15912  SH         Sole                  15912
Metropolitan Life Insurance Co  COM    59156r108     3870      62800  SH         Sole                   1000             61800
Microsoft Corporation           COM    594918104     3058      85891  SH         Sole                  62674             23217
NIKE Inc.                       COM    654106103      212       3300  SH         Sole                   3300
National Fuel Gas Co            COM    636180101      607      13000  SH         Sole                                    13000
Nestle SA-Sponsored ADR         COM    641069406      241       2100  SH         Sole                                     2100
Northern Trust Company          COM    665859104     2765      36106  SH         Sole                  27606              8500
Novartis AG ADR                 COM    66987v109     2347      43220  SH         Sole                  39490              3700
O.T. Mining Corporation         COM    671061109       25      30000  SH         Sole                                    30000
Occidental Petroleum Corp       COM    674599105     4253      55245  SH         Sole                   1200             54045
Omnicom Group                   COM    681919106     1557      32750  SH         Sole                  27020              5730
Oracle Corp                     COM    68389X105      286      12675  SH         Sole                  12600                75
Pepsico Inc.                    COM    713448108     6663      87790  SH         Sole                  31890             55900
Pfizer, Inc                     COM    717081103     4035     177515  SH         Sole                 133784             43731
Pharmaceutical Product Develop  COM    717124101      381       9450  SH         Sole                   8000              1450
PrivateBancorp, Inc.            COM    742962103      424      13000  SH         Sole                  11900              1100

Procter & Gamble Company        COM    742718109    14576     198535  SH         Sole                  96645            101855
Psychiatric Solutions, Inc.     COM    74439H108     2316      71250  SH         Sole                   1500             69750
Qualcomm Inc.                   COM    747525103     6865     174470  SH         Sole                  43400            131070
Raytheon Co                     COM    755111507      392       6452  SH         Sole                   6452
Royal Dutch Shell PLC ADR CL A  COM    780259206      894      10621  SH         Sole                   4821              5800
SRA International, Inc.         COM    78464R105      353      12000  SH         Sole                   8300              3700
Sara Lee Corp                   COM    803111103      583      36281  SH         Sole                  18911             17370
Schlumberger Ltd                COM    806857108     2457      24977  SH         Sole                  23077              1900
Sinofert Holdings Ltd.(Hong Ko  COM      B0CJMD1       49      52000  SH         Sole                                    52000
Sprint Nextel Corporation       COM    852061100      180      13745  SH         Sole                   4125              9620
St. Jude Medical                COM    790849103     4485     110360  SH         Sole                  34515             75845
Starbucks Corp                  COM    855244109     2897     141521  SH         Sole                 133491              7960
State Street Corporation        COM    857477103      998      12290  SH         Sole                  10000              2290
Stericycle Inc.                 COM    858912108     5329      89715  SH         Sole                  83405              6250
Stryker Corporation             COM    863667101     5999      80285  SH         Sole                  15875             64410
Suntrust Banks Inc              COM    867914103      219       3500  SH         Sole                    200              3300
Sysco Corp                      COM    871829107     3536     113290  SH         Sole                  80023             33267
T Rowe & Associates             COM    74144T108     2104      34560  SH         Sole                  31510              3050
Target Corporation              COM    87612e106     1525      30505  SH         Sole                  24900              5605
Teva Pharmaceutical Industries  COM    881624209     1903      40950  SH         Sole                  32775              8175
Texas Instruments Inc.          COM    882508104     8033     240510  SH         Sole                  96770            143680
Thermo Fisher Scientific, Inc.  COM    883556102    12162     210845  SH         Sole                  59510            151335
Transocean Inc. New             COM    G90073100     2825      19738  SH         Sole                  18919               799
UTi Worldwide, Inc.             COM    G87210103      642      32740  SH         Sole                  30215              2525
United Technologies Corp        COM    913017109      391       5110  SH         Sole                   3710              1400
UnitedHealth Group, Inc.        COM    91324p102      761      13075  SH         Sole                  10225              2850
Verizon Communications          COM    92343V104      678      15509  SH         Sole                   8841              6668
Videorec Technologies-Private   COM    926990656        0      18438  SH         Sole                                    18438
Wachovia Corp                   COM    929903102      411      10800  SH         Sole                   6500              4300
Wal Mart Stores, Inc.           COM    931142103      375       7900  SH         Sole                   7600               300
Walgreen Co                     COM    931422109     5904     155052  SH         Sole                  78970             76042
Walt Disney Productions         COM    254687106      244       7562  SH         Sole                   1062              6500
WellPoint, Inc.                 COM    94973V107      274       3125  SH         Sole                   2225               900
Wells Fargo & Co.-New           COM    949746101     4934     163444  SH         Sole                 136934             26450
William Wrigley Jr Co           COM    982526105      275       4698  SH         Sole                                     4698
Wyeth                           COM    983024100      679      15361  SH         Sole                  15361
Zimmer Holdings, Inc.           COM    98956P102     1072      16210  SH         Sole                  12740              3470
Dodge & Cox Stock Fund                 256219106      479   3465.732  SH         Sole               3070.486           395.246
Henderson Global Tech Fund-A           425067105      692   40651.86  SH         Sole               8689.522          31962.33
ICM Small Company Portfolio            00758M220      221   6654.945  SH         Sole                                 6654.945
Liberty Acorn Fund Cl Z                53015p403      920   31083.59  SH         Sole               4035.983          27047.61
Vanguard LifeStrategy Growth F         921909503      622   24823.07  SH         Sole               24823.07
Vanguard Total Stock Market In         922908306      280   7910.591  SH         Sole               7910.591
Midcap SPDR Trust Series 1      ETF    595635103      432       2784  SH         Sole                   2334               450
SPDR Trust, Series 1            ETF    78462f103     2438      16675  SH         Sole                  12805              3870
iPATH Dow Jones AIG Commodity   ETF    06738C778     4081      72575  SH         Sole                  16700             55875
iShares Lehman Aggregate Bond   ETF    464287226      888       8781  SH         Sole                   7231              1550
iShares Lehman US Treasury INF  ETF    464287176     1152      10885  SH         Sole                   5385              5500
iShares MSCI Emerging Mkt       ETF    464287234     3566      23725  SH         Sole                  11255             12470
iShares MSCI Japan Index Fund   ETF    464286848      198      14900  SH         Sole                   9900              5000
iShares Nasdaq Biotech Index    ETF    464287556     3442      42395  SH         Sole                  38830              3525
iShares Russell Midcap Index F  ETF    464287499      201       1943  SH         Sole                   1943
iShares S&P 500 Index Fund      ETF    464287200      311       2120  SH         Sole                   2120
iShares S&P Smallcap 600 Index  ETF    464287804     1722      26486  SH         Sole                  20041              6445
iShares Tr Lehman 1-3 Year      ETF    464287457      313       3804  SH         Sole                   3004               800
iShares Trust MSCI EAFE Index   ETF    464287465    13749     175141  SH         Sole                 110764             64377
iShares Trust S&P MidCap 400 I  ETF    464287507     2936      34560  SH         Sole                  31064              3496
iShares iBoxx Inv Grade Corp B  ETF    464287242      452       4308  SH         Sole                   3875               433
ABN AMRO Capital Funding Trust  PFD    00372Q201     1182      63600  SH         Sole                   6500             57100
American International Group 6  PFD    026874800      230      11000  SH         Sole                   4000              7000
American International Group 7  PFD    026874859      200       8000  SH         Sole                   6000              2000
Barclays Bank PLC Pfd. 6.625%   PFD    06739f390     1051      48400  SH         Sole                  30000             18400
Barclays Bank PLC Pfd. 7.75%    PFD    06739H511     1086      43100  SH         Sole                  11000             32100
Deutsche Bank Capital Funding   PFD    25153u204     1385      65300  SH         Sole                   3200             62100
HSBC Holdings PLC Series A      PFD    404280604     1151      56500  SH         Sole                                    56500
Ing Groep NV                    PFD    456837608     1671      83000  SH         Sole                  18700             64300
Lehman Bros. 6% Pfd M           PFD    52520e200      197      10300  SH         Sole                   7000              3300
Royal Bk Scotland Group PLC 7.  PFD    780097713     1205      52200  SH         Sole                  16000             36200
Royal Bk Scotland Group Plc 6.  PFD    780097796      767      38800  SH         Sole                  10800             28000
Royal Bk Scotland Grp PLC 6.60  PFD    780097739      902      44500  SH         Sole                                    44500
Wells Fargo IX-5.625%           PFD    94979P203      348      18100  SH         Sole                  12100              6000
Plains All Amer Pipeline L.P.          726503105      520      10000  SH         Sole                  10000
REPORT SUMMARY                  170 DATA RECORDS   415457                        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED